FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS (Schedule of Maturities of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Due within one year, Amortized cost	$ 16,686	$ 7,688
Due after one year through five years, Amortized cost	120,574	106,238
Due within one year, Estimated fair value	16,661	7,679
Due after one year through five years, Estimated fair value	118,566	105,489
Amortized cost	137,260	113,926
Estimated fair value	$ 135,227	$ 113,168